Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	ORANCO INC
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001098996
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,269,950
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2